American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
November 30, 2020

Avantis U.S. Small Cap Value - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 0.7%
AAR Corp.	147	4,170
Astronics Corp.(1)	1,856	21,196
Hexcel Corp.	11,374	563,240
Maxar Technologies, Inc.	3,007	83,625
		672,231
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	6,484	199,318
Atlas Air Worldwide Holdings, Inc.(1)	5,267	293,951
Hub Group, Inc., Class A(1)	5,449	297,625
		790,894
Airlines — 1.5%
Allegiant Travel Co.	1,569	267,028
Hawaiian Holdings, Inc.	4,951	100,307
JetBlue Airways Corp.(1)	51,719	780,440
Mesa Air Group, Inc.(1)	4,324	27,587
SkyWest, Inc.	7,419	318,498
		1,493,860
Auto Components — 2.4%
American Axle & Manufacturing Holdings, Inc.(1)	12,839	102,198
Cooper Tire & Rubber Co.	9,539	378,984
Cooper-Standard Holdings, Inc.(1)	1,824	61,870
Dana, Inc.	27,253	458,941
Gentherm, Inc.(1)	4,324	245,863
Goodyear Tire & Rubber Co. (The)	35,128	366,034
Modine Manufacturing Co.(1)	8,884	97,013
Motorcar Parts of America, Inc.(1)	3,032	61,004
Patrick Industries, Inc.	1,483	93,488
Strattec Security Corp.	45	1,994
Tenneco, Inc., Class A(1)	4,782	50,928
Visteon Corp.(1)	4,706	568,720
		2,487,037
Automobiles — 0.1%
Harley-Davidson, Inc.	2,016	81,225
Banks — 13.1%
1st Constitution Bancorp	116	1,895
1st Source Corp.	2,174	81,134
ACNB Corp.	1,014	25,259
Altabancorp	2,281	62,499
Amalgamated Bank, Class A	1,776	22,591
Amerant Bancorp, Inc.(1)	227	3,371
Arrow Financial Corp.	1,331	39,611
Associated Banc-Corp.	18,057	276,633
Atlantic Capital Bancshares, Inc.(1)	259	3,636
BancFirst Corp.	3,290	178,417
Bancorp, Inc. (The)(1)	8,133	95,969
Bank of Commerce Holdings	1,653	15,555
Bank of Hawaii Corp.	6,581	492,785
Bank OZK	17,861	499,394

BankFinancial Corp.	377	3,042
BankUnited, Inc.	16,280	464,143
Bankwell Financial Group, Inc.	770	14,091
Bar Harbor Bankshares	1,500	34,575
BCB Bancorp, Inc.	1,905	19,374
Boston Private Financial Holdings, Inc.	10,844	77,643
Bridge Bancorp, Inc.	231	5,156
Business First Bancshares, Inc.	2,217	41,391
Byline Bancorp, Inc.	2,900	44,457
C&F Financial Corp.	431	16,163
Cadence BanCorp	5,200	72,488
Camden National Corp.	1,891	64,956
Capital Bancorp, Inc.(1)	853	10,142
Capital City Bank Group, Inc.	656	14,937
Capstar Financial Holdings, Inc.	1,549	18,665
Cathay General Bancorp.	12,409	350,554
CB Financial Services, Inc.	282	6,314
Central Pacific Financial Corp.	2,480	40,647
Central Valley Community Bancorp	1,301	18,539
Chemung Financial Corp.	144	4,831
CIT Group, Inc.	10,688	357,941
CNB Financial Corp.	1,855	36,506
Coastal Financial Corp.(1)	250	4,930
Codorus Valley Bancorp, Inc.	1,552	26,058
Colony Bankcorp, Inc.	416	5,932
Community Bankers Trust Corp.	2,613	16,985
Community Financial Corp. (The)	459	12,572
Community Trust Bancorp, Inc.	187	6,330
ConnectOne Bancorp, Inc.	5,071	89,909
County Bancorp, Inc.	174	3,734
Customers Bancorp, Inc.(1)	4,816	81,342
Dime Community Bancshares, Inc.	2,946	42,570
Eagle Bancorp Montana, Inc.	426	8,780
Eagle Bancorp, Inc.	5,106	187,799
Enterprise Bancorp, Inc.	1,329	34,395
Equity Bancshares, Inc., Class A(1)	2,093	42,436
Esquire Financial Holdings, Inc.(1)	681	12,735
Evans Bancorp, Inc.	566	15,271
F.N.B. Corp.	63,283	558,789
Farmers National Banc Corp.	4,010	50,285
Financial Institutions, Inc.	1,490	29,815
First BanCorp	24,020	190,719
First Bancorp, Inc. (The)	227	5,500
First Bancorp/Southern Pines NC	2,830	88,805
First Busey Corp.	6,389	127,844
First Business Financial Services, Inc.	977	18,456
First Choice Bancorp	1,335	22,068
First Citizens BancShares, Inc., Class A	234	123,690
First Community Corp.	85	1,467
First Financial Corp.	1,302	49,307
First Foundation, Inc.	5,126	91,038
First Guaranty Bancshares, Inc.	242	4,070
First Horizon Corp.	24,503	299,427
First Internet Bancorp	1,054	26,961
First Mid Bancshares, Inc.	1,561	46,908

First of Long Island Corp. (The)	3,377	56,767
First Savings Financial Group, Inc.	21	1,323
First United Corp.	345	5,272
Flushing Financial Corp.	3,232	45,894
FNCB Bancorp, Inc.	206	1,382
Franklin Financial Services Corp.	146	4,154
Great Southern Bancorp, Inc.	1,605	73,669
Hanmi Financial Corp.	4,137	40,336
Hawthorn Bancshares, Inc.	733	16,126
HBT Financial, Inc.	1,434	20,047
Heartland Financial USA, Inc.	2,490	97,060
Hilltop Holdings, Inc.	12,324	296,885
Hope Bancorp, Inc.	12,083	114,547
Horizon Bancorp, Inc.	6,103	87,273
Independent Bank Corp. (Michigan)	3,075	52,306
International Bancshares Corp.	7,991	258,988
Investors Bancorp, Inc.	31,557	305,472
Lakeland Bancorp, Inc.	2,104	25,290
Lakeland Financial Corp.	3,035	154,148
Landmark Bancorp, Inc.	178	4,429
Level One Bancorp, Inc.	61	1,163
Limestone Bancorp, Inc.(1)	58	705
Macatawa Bank Corp.	3,374	26,182
Mackinac Financial Corp.	1,064	12,949
Mercantile Bank Corp.	2,069	51,373
Metrocity Bankshares, Inc.	2,510	34,763
Metropolitan Bank Holding Corp.(1)	797	26,365
Middlefield Banc Corp.	74	1,584
Midland States Bancorp, Inc.	2,692	45,629
MidWestOne Financial Group, Inc.	1,869	43,473
MVB Financial Corp.	1,331	26,793
National Bank Holdings Corp., Class A	4,695	151,085
Northeast Bank	1,333	29,033
Northrim BanCorp, Inc.	776	24,654
Oak Valley Bancorp	775	13,888
OFG Bancorp	4,382	73,398
Old Second Bancorp, Inc.	4,135	39,944
Orrstown Financial Services, Inc.	967	15,588
PacWest Bancorp	13,629	317,011
Parke Bancorp, Inc.	1,430	20,535
PCB Bancorp.	1,436	15,638
Peapack-Gladstone Financial Corp.	2,151	47,344
Penns Woods Bancorp, Inc.	185	4,729
Peoples Bancorp of North Carolina, Inc.	588	14,629
Plumas Bancorp	642	15,312
Popular, Inc.	12,668	614,778
Preferred Bank	2,515	92,477
Premier Financial Bancorp, Inc.	861	11,460
QCR Holdings, Inc.	1,786	62,278
RBB Bancorp	1,879	27,884
Red River Bancshares, Inc.	185	9,202
Republic Bancorp, Inc., Class A	1,985	70,070
Salisbury Bancorp, Inc.	31	1,211
SB Financial Group, Inc.	128	2,191
Select Bancorp, Inc.(1)	35	320

ServisFirst Bancshares, Inc.	7,912	298,915
Shore Bancshares, Inc.	1,790	24,791
Sierra Bancorp	1,762	38,764
Simmons First National Corp., Class A	3,118	60,801
Southern First Bancshares, Inc.(1)	1,110	35,409
Southern National Bancorp of Virginia, Inc.	455	4,978
Spirit of Texas Bancshares, Inc.	509	7,951
Sterling Bancorp	23,118	369,426
Stock Yards Bancorp, Inc.	3,185	126,890
Summit Financial Group, Inc.	1,425	29,839
Synovus Financial Corp.	16,965	535,585
TCF Financial Corp.	7,874	264,566
Texas Capital Bancshares, Inc.(1)	5,867	327,965
TriState Capital Holdings, Inc.(1)	2,322	34,575
UMB Financial Corp.	1,099	74,743
Umpqua Holdings Corp.	34,490	479,066
Union Bankshares, Inc.	156	4,290
United Community Banks, Inc.	8,536	204,096
United Security Bancshares	898	6,331
Unity Bancorp, Inc.	1,160	20,404
Washington Trust Bancorp, Inc.	1,626	63,934
Webster Financial Corp.	10,753	406,894
West BanCorp, Inc.	1,925	37,114
Western Alliance Bancorp	2,356	120,792
Wintrust Financial Corp.	8,795	479,240
		13,506,596
Beverages — 0.2%
National Beverage Corp.(1)(2)	2,168	212,529
Biotechnology — 0.4%
Catalyst Pharmaceuticals, Inc.(1)	14,859	54,384
Coherus Biosciences, Inc.(1)	9,346	172,527
MEI Pharma, Inc.(1)	16,804	48,396
Translate Bio, Inc.(1)	5,746	127,676
		402,983
Building Products — 1.4%
Alpha Pro Tech Ltd.(1)(2)	2,500	31,600
Apogee Enterprises, Inc.	4,411	115,745
Armstrong Flooring, Inc.(1)	248	883
Insteel Industries, Inc.	3,487	80,654
JELD-WEN Holding, Inc.(1)	1,875	45,356
Masonite International Corp.(1)	4,235	423,712
Quanex Building Products Corp.	5,773	118,924
UFP Industries, Inc.	10,844	581,780
		1,398,654
Capital Markets — 2.9%
B. Riley Financial, Inc.	2,210	79,869
Cowen, Inc., Class A	3,920	93,923
Diamond Hill Investment Group, Inc.	433	59,243
Evercore, Inc., Class A	6,606	600,683
GAMCO Investors, Inc., Class A	200	2,856
Hennessy Advisors, Inc.	490	4,586
Janus Henderson Group plc	11,588	330,606
Moelis & Co., Class A	782	30,686
Oppenheimer Holdings, Inc., Class A	1,092	32,203
Piper Sandler Cos.	2,946	271,533

Stifel Financial Corp.	11,272	781,150
StoneX Group, Inc.(1)	2,963	182,580
Victory Capital Holdings, Inc., Class A	2,374	48,738
Virtus Investment Partners, Inc.	1,245	222,706
Waddell & Reed Financial, Inc., Class A	11,370	187,150
		2,928,512
Chemicals — 3.3%
AdvanSix, Inc.(1)	5,522	98,126
Cabot Corp.	9,230	382,214
Chemours Co. (The)	29,838	725,959
Ferro Corp.(1)	11,846	169,516
Hawkins, Inc.	1,663	83,449
Kraton Corp.(1)	3,490	94,230
Kronos Worldwide, Inc.	4,254	58,493
Livent Corp.(1)	25,322	384,135
Orion Engineered Carbons SA	5,932	92,302
Rayonier Advanced Materials, Inc.(1)	1,478	9,563
Sensient Technologies Corp.	4,953	355,229
Stepan Co.	3,487	405,050
Trecora Resources(1)	3,178	21,515
Tredegar Corp.	5,425	85,769
Trinseo SA	5,588	212,288
Tronox Holdings plc, Class A	18,222	230,508
Venator Materials plc(1)	1,829	4,554
		3,412,900
Commercial Services and Supplies — 1.6%
Acme United Corp.	677	22,422
Clean Harbors, Inc.(1)	6,227	450,648
Ennis, Inc.	4,231	69,262
Healthcare Services Group, Inc.	3,877	91,769
Heritage-Crystal Clean, Inc.(1)	1,838	35,418
Herman Miller, Inc.	5,138	183,118
HNI Corp.	7,027	256,204
Kimball International, Inc., Class B	5,265	57,547
McGrath RentCorp	4,309	274,225
Quad/Graphics, Inc.	3,723	11,541
Steelcase, Inc., Class A	11,466	139,312
Viad Corp.	830	24,875
VSE Corp.	1,101	37,654
		1,653,995
Communications Equipment — 0.4%
Aviat Networks, Inc.(1)	301	10,872
Communications Systems, Inc.	127	549
EchoStar Corp., Class A(1)	5,335	126,813
Genasys, Inc.(1)	5,919	41,906
ViaSat, Inc.(1)	5,375	182,750
		362,890
Construction and Engineering — 2.8%
Ameresco, Inc., Class A(1)	4,511	200,965
Arcosa, Inc.	3,804	197,390
Argan, Inc.	2,690	123,713
Dycom Industries, Inc.(1)	5,849	367,668
Fluor Corp.	14,555	251,365
Goldfield Corp. (The)(1)	2,383	16,609
Great Lakes Dredge & Dock Corp.(1)	11,485	129,666

HC2 Holdings, Inc.(1)	6,617	22,167
MasTec, Inc.(1)	7,809	442,848
MYR Group, Inc.(1)	3,120	159,526
Northwest Pipe Co.(1)	1,107	31,859
Orion Group Holdings, Inc.(1)	2,241	8,897
Primoris Services Corp.	7,560	183,330
Tutor Perini Corp.(1)	8,806	119,057
Valmont Industries, Inc.	3,113	507,357
WillScot Mobile Mini Holdings Corp.(1)	6,630	142,611
		2,905,028
Construction Materials — 0.6%
Eagle Materials, Inc.	6,338	576,695
United States Lime & Minerals, Inc.	69	7,638
US Concrete, Inc.(1)	1,702	60,387
		644,720
Consumer Finance — 3.0%
Aaron's Holdings Co., Inc.	6,025	379,153
Atlanticus Holdings Corp.(1)	425	6,375
Elevate Credit, Inc.(1)	1,295	3,665
Enova International, Inc.(1)	6,558	137,128
EZCORP, Inc., Class A(1)	8,933	45,469
Green Dot Corp., Class A(1)	9,306	498,429
Navient Corp.	35,715	334,649
Nelnet, Inc., Class A	2,487	168,867
OneMain Holdings, Inc.	14,192	553,346
Oportun Financial Corp.(1)	2,666	45,082
Regional Management Corp.	1,260	33,680
SLM Corp.	71,801	761,809
World Acceptance Corp.(1)(2)	814	91,909
		3,059,561
Containers and Packaging — 0.1%
Myers Industries, Inc.	5,983	101,651
Distributors — 0.3%
Core-Mark Holding Co., Inc.	8,509	265,396
Diversified Consumer Services — 0.1%
American Public Education, Inc.(1)	422	13,099
Lincoln Educational Services Corp.(1)	3,686	23,111
Perdoceo Education Corp.(1)	9,667	109,624
Universal Technical Institute, Inc.(1)	100	656
		146,490
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.	764	23,371
Alerus Financial Corp.	813	19,536
Banco Latinoamericano de Comercio Exterior SA, E Shares	3,004	44,369
		87,276
Diversified Telecommunication Services — 0.1%
Alaska Communications Systems Group, Inc.	7,079	21,662
IDT Corp., Class B(1)	3,622	43,174
Iridium Communications, Inc.(1)	1,632	52,371
		117,207
Electrical Equipment — 0.6%
Allied Motion Technologies, Inc.	171	6,937
Atkore International Group, Inc.(1)	155	6,042
Encore Wire Corp.	3,449	178,210
LSI Industries, Inc.	4,646	36,332

Orion Energy Systems, Inc.(1)	5,281	54,500
Powell Industries, Inc.	1,326	34,250
Preformed Line Products Co.	32	1,941
TPI Composites, Inc.(1)	6,981	280,846
		599,058
Electronic Equipment, Instruments and Components — 2.6%
Avnet, Inc.	16,769	508,939
Bel Fuse, Inc., Class B	196	2,873
ePlus, Inc.(1)	1,941	163,646
Insight Enterprises, Inc.(1)	4,408	315,084
Kimball Electronics, Inc.(1)	4,692	72,304
Methode Electronics, Inc.	6,225	218,000
Plexus Corp.(1)	5,109	381,693
Sanmina Corp.(1)	12,697	403,955
ScanSource, Inc.(1)	3,654	91,715
Vishay Intertechnology, Inc.	23,821	461,175
		2,619,384
Energy Equipment and Services — 1.6%
Archrock, Inc.	27,322	212,292
Cactus, Inc., Class A	5,841	135,511
DMC Global, Inc.	2,621	107,068
Exterran Corp.(1)	6,080	25,779
Gulf Island Fabrication, Inc.(1)	202	622
Helix Energy Solutions Group, Inc.(1)	2,770	10,415
Helmerich & Payne, Inc.	11,769	267,980
Liberty Oilfield Services, Inc., Class A	6,877	63,956
Nabors Industries Ltd.	757	39,659
National Oilwell Varco, Inc.	8,684	106,466
Natural Gas Services Group, Inc.(1)	1,108	12,787
NexTier Oilfield Solutions, Inc.(1)	17,921	50,179
Oceaneering International, Inc.(1)	10,123	61,447
Patterson-UTI Energy, Inc.	22,360	96,372
ProPetro Holding Corp.(1)	12,921	74,554
RPC, Inc.(1)	10,610	32,891
Select Energy Services, Inc., Class A(1)	8,218	34,762
TechnipFMC plc	35,662	296,351
		1,629,091
Entertainment — 0.1%
Eros STX Global Corp.(1)(2)	23,136	49,280
Liberty Media Corp-Liberty Braves, Class A(1)	312	7,853
		57,133
Food and Staples Retailing — 1.0%
Andersons, Inc. (The)	3,832	87,102
Ingles Markets, Inc., Class A	3,531	132,730
Natural Grocers by Vitamin Cottage, Inc.	2,534	36,895
PriceSmart, Inc.	3,510	285,293
SpartanNash Co.	5,083	95,967
United Natural Foods, Inc.(1)	15,881	273,947
Village Super Market, Inc., Class A	2,044	47,339
Weis Markets, Inc.	2,046	97,451
		1,056,724
Food Products — 0.3%
Alico, Inc.	608	18,842
Fresh Del Monte Produce, Inc.	4,032	102,372
John B Sanfilippo & Son, Inc.	1,628	120,814

Rocky Mountain Chocolate Factory, Inc.	114	487
Seneca Foods Corp., Class A(1)	1,720	72,034
		314,549
Health Care Equipment and Supplies†
FONAR Corp.(1)	555	10,661
Meridian Bioscience, Inc.(1)	920	17,388
		28,049
Health Care Providers and Services — 1.8%
Brookdale Senior Living, Inc.(1)	26,217	111,160
Ensign Group, Inc. (The)	8,489	610,105
InfuSystem Holdings, Inc.(1)	298	4,768
National HealthCare Corp.	1,677	104,343
Owens & Minor, Inc.	11,068	285,112
Patterson Cos., Inc.	15,682	435,332
Providence Service Corp. (The)(1)	2,222	301,725
Psychemedics Corp.	112	484
Surgery Partners, Inc.(1)	630	15,391
		1,868,420
Hotels, Restaurants and Leisure — 2.7%
BJ's Restaurants, Inc.(1)	2,500	82,575
Bluegreen Vacations Corp.	521	3,314
Carrols Restaurant Group, Inc.(1)	3,545	24,106
Century Casinos, Inc.(1)	3,520	20,803
Cheesecake Factory, Inc. (The)	5,267	197,407
Chuy's Holdings, Inc.(1)	2,374	56,264
Cracker Barrel Old Country Store, Inc.	3,557	496,486
Extended Stay America, Inc.	27,756	380,535
Golden Entertainment, Inc.(1)	2,437	40,576
J Alexander's Holdings, Inc.(1)	139	958
Lindblad Expeditions Holdings, Inc.(1)	2,521	32,294
Norwegian Cruise Line Holdings Ltd.(1)	14,928	341,403
Playa Hotels & Resorts NV(1)	1,946	9,905
RCI Hospitality Holdings, Inc.	1,081	31,900
Red Robin Gourmet Burgers, Inc.(1)	1,079	21,699
Red Rock Resorts, Inc., Class A	6,209	135,015
Ruth's Hospitality Group, Inc.	4,762	74,144
SeaWorld Entertainment, Inc.(1)	1,508	42,073
Target Hospitality Corp.(1)	494	781
Texas Roadhouse, Inc.	10,924	828,039
		2,820,277
Household Durables — 2.7%
Beazer Homes USA, Inc.(1)	5,121	75,842
Century Communities, Inc.(1)	6,624	294,768
Ethan Allen Interiors, Inc.	863	15,767
Hamilton Beach Brands Holding Co., Class A	1,353	25,409
Hooker Furniture Corp.	1,685	51,005
iRobot Corp.(1)(2)	1,015	79,606
KB Home	14,574	513,005
La-Z-Boy, Inc.	7,866	291,357
Legacy Housing Corp.(1)	861	12,829
Lifetime Brands, Inc.	267	3,596
M/I Homes, Inc.(1)	5,182	235,522
Meritage Homes Corp.(1)	7,177	647,007
New Home Co., Inc. (The)(1)	211	1,186
TRI Pointe Group, Inc.(1)	22,024	384,980

Turtle Beach Corp.(1)	3,029	56,612
Universal Electronics, Inc.(1)	1,734	91,312
		2,779,803
Household Products†
Oil-Dri Corp. of America	1,065	36,668
Insurance — 3.6%
American Equity Investment Life Holding Co.	15,376	404,081
American National Group, Inc.	932	79,015
AMERISAFE, Inc.	1,952	106,833
Brighthouse Financial, Inc.(1)	13,833	485,538
CNO Financial Group, Inc.	23,659	503,464
Crawford & Co., Class A	1,407	10,342
Donegal Group, Inc., Class A	1,237	17,293
Employers Holdings, Inc.	3,572	108,982
FBL Financial Group, Inc., Class A	899	46,748
Genworth Financial, Inc., Class A(1)	7,844	35,612
HCI Group, Inc.	895	46,674
James River Group Holdings Ltd.	3,957	180,360
Mercury General Corp.	4,387	195,090
National Western Life Group, Inc., Class A	63	11,723
NI Holdings, Inc.(1)	1,243	21,255
ProSight Global, Inc.(1)	179	2,282
Protective Insurance Corp., Class B	594	8,488
Safety Insurance Group, Inc.	1,295	92,269
Selective Insurance Group, Inc.	6,952	429,773
Stewart Information Services Corp.	4,707	197,082
Unum Group	23,632	525,339
Watford Holdings Ltd.(1)	4,138	143,671
		3,651,914
Interactive Media and Services†
Cars.com, Inc.(1)	437	4,881
Internet and Direct Marketing Retail — 0.1%
1-800-Flowers.com, Inc., Class A(1)	5,435	127,396
PetMed Express, Inc.(2)	674	20,692
		148,088
IT Services — 0.4%
Alliance Data Systems Corp.	5,705	417,264
Computer Task Group, Inc.(1)	362	2,494
		419,758
Leisure Products — 0.8%
Johnson Outdoors, Inc., Class A	82	6,855
Malibu Boats, Inc., Class A(1)	3,123	177,980
Marine Products Corp.	921	14,202
Nautilus, Inc.(1)	5,173	109,150
Smith & Wesson Brands, Inc.	10,825	170,602
Sturm Ruger & Co., Inc.	2,534	155,182
Vista Outdoor, Inc.(1)	11,107	229,138
		863,109
Machinery — 3.7%
Albany International Corp., Class A	4,596	314,964
Astec Industries, Inc.	4,278	248,124
CIRCOR International, Inc.(1)	1,884	62,304
Commercial Vehicle Group, Inc.(1)	484	3,441
EnPro Industries, Inc.	3,257	230,628
Greenbrier Cos., Inc. (The)	4,678	156,105

Hyster-Yale Materials Handling, Inc.	1,791	98,577
Kennametal, Inc.	13,611	476,249
L.B. Foster Co., Class A(1)	1,249	18,186
Lydall, Inc.(1)	3,441	94,283
Miller Industries, Inc.	2,093	69,885
Mueller Industries, Inc.	9,479	310,532
Park-Ohio Holdings Corp.	1,381	38,792
REV Group, Inc.	2,585	23,885
Shyft Group, Inc. (The)	6,175	160,118
Terex Corp.	5,163	160,053
Timken Co. (The)	10,474	769,211
Titan International, Inc.	360	1,807
Trinity Industries, Inc.	16,566	378,533
Wabash National Corp.	9,413	166,422
		3,782,099
Marine — 0.5%
Costamare, Inc.	7,096	50,949
Genco Shipping & Trading Ltd.	234	1,764
Matson, Inc.	7,768	451,554
Scorpio Bulkers, Inc.	383	6,565
		510,832
Media — 0.2%
Cumulus Media, Inc., Class A(1)	2,049	17,970
Entercom Communications Corp., Class A	13,004	31,600
Entravision Communications Corp., Class A	758	2,198
Gray Television, Inc.(1)	5,571	98,384
Saga Communications, Inc., Class A	1,004	22,841
Scholastic Corp.	1,452	34,441
Tribune Publishing Co.	341	4,119
		211,553
Metals and Mining — 3.9%
Alcoa Corp.(1)	36,533	727,007
Allegheny Technologies, Inc.(1)	12,818	172,915
Arconic Corp.(1)	19,166	527,257
Carpenter Technology Corp.	2,295	56,090
Century Aluminum Co.(1)	4,503	45,705
Cleveland-Cliffs, Inc.(2)	60,636	667,602
Commercial Metals Co.	23,330	464,500
Contura Energy, Inc.(1)	1,564	11,574
Haynes International, Inc.	1,668	35,345
Kaiser Aluminum Corp.	2,946	229,729
Olympic Steel, Inc.	2,234	33,152
Ramaco Resources, Inc.(1)	727	2,225
Ryerson Holding Corp.(1)	3,000	32,220
Schnitzer Steel Industries, Inc., Class A	5,134	131,533
SunCoke Energy, Inc.	18,751	84,379
Synalloy Corp.(1)	850	5,474
TimkenSteel Corp.(1)	6,221	29,301
United States Steel Corp.	41,203	584,671
Warrior Met Coal, Inc.	9,638	167,894
		4,008,573
Multiline Retail — 1.3%
Big Lots, Inc.	8,822	455,833
Dillard's, Inc., Class A(2)	925	43,253
Kohl's Corp.	20,173	649,571

Macy's, Inc.(2)	17,131	174,907
		1,323,564
Oil, Gas and Consumable Fuels — 8.7%
Antero Midstream Corp.	52,139	351,417
Antero Resources Corp.(1)	39,683	155,557
Arch Resources, Inc.	2,684	89,753
Berry Corp.	5,570	21,389
Bonanza Creek Energy, Inc.(1)	3,603	79,518
Cimarex Energy Co.	17,953	645,410
Clean Energy Fuels Corp.(1)	12,800	58,240
CNX Resources Corp.(1)	15,616	146,947
Comstock Resources, Inc.(1)	10,381	50,555
CONSOL Energy, Inc.(1)	4,590	24,281
Contango Oil & Gas Co.(1)	100	167
Continental Resources, Inc.(2)	1,112	17,103
Devon Energy Corp.	54,265	759,167
DHT Holdings, Inc.	25,419	129,891
Dorian LPG Ltd.(1)	8,170	89,298
Earthstone Energy, Inc., Class A(1)	3,473	13,128
EnLink Midstream LLC(1)	81,287	300,762
EQT Corp.	49,747	740,235
Equitrans Midstream Corp.	13,512	110,258
Goodrich Petroleum Corp.(1)	2,477	28,634
Green Plains, Inc.(1)	6,291	92,981
International Seaways, Inc.	432	7,296
Laredo Petroleum, Inc.(1)(2)	1,073	12,672
Marathon Oil Corp.	133,699	791,498
Matador Resources Co.(1)	21,178	215,592
Murphy Oil Corp.	18,427	185,376
NACCO Industries, Inc., Class A	434	11,610
Nordic American Tankers Ltd.(2)	21,971	70,088
Overseas Shipholding Group, Inc., Class A(1)	20,289	40,578
Ovintiv, Inc.	43,026	549,012
Pacific Ethanol, Inc.(1)(2)	4,952	30,356
Par Pacific Holdings, Inc.(1)	4,278	48,726
Parsley Energy, Inc., Class A	7,892	98,887
PBF Energy, Inc., Class A	10,047	72,941
PDC Energy, Inc.(1)	21,913	366,385
Penn Virginia Corp.(1)(2)	1,915	17,273
PHX Minerals, Inc.	504	872
PrimeEnergy Resources Corp.(1)	7	429
Range Resources Corp.	58,841	429,539
Renewable Energy Group, Inc.(1)	7,684	446,287
SFL Corp. Ltd.	14,131	95,667
SilverBow Resources, Inc.(1)	117	680
SM Energy Co.	11,880	50,252
Southwestern Energy Co.(1)	142,718	443,853
Talos Energy, Inc.(1)	2,423	20,741
Targa Resources Corp.	35,138	825,743
World Fuel Services Corp.	5,304	150,740
WPX Energy, Inc.(1)	13,423	95,572
		8,983,356
Paper and Forest Products — 0.9%
Boise Cascade Co.	7,254	313,736
Clearwater Paper Corp.(1)	3,624	126,514

Domtar Corp.	7,634	229,783
Louisiana-Pacific Corp.	1,548	52,988
Mercer International, Inc.	11,212	91,826
Verso Corp., Class A	5,244	56,688
		871,535
Personal Products — 0.6%
Medifast, Inc.	93	18,985
Nu Skin Enterprises, Inc., Class A	9,311	479,610
USANA Health Sciences, Inc.(1)	1,450	109,011
		607,606
Pharmaceuticals — 0.8%
Collegium Pharmaceutical, Inc.(1)	2,622	48,481
Corcept Therapeutics, Inc.(1)	11,248	254,655
Innoviva, Inc.(1)	13,492	141,059
Lannett Co., Inc.(1)	5,611	34,564
Phibro Animal Health Corp., Class A	2,972	56,141
Prestige Consumer Healthcare, Inc.(1)	4,481	159,389
Supernus Pharmaceuticals, Inc.(1)	8,052	171,507
		865,796
Professional Services — 0.7%
CRA International, Inc.	242	11,096
Heidrick & Struggles International, Inc.	3,246	84,721
Kelly Services, Inc., Class A	5,453	111,568
Kforce, Inc.	2,436	99,998
Korn Ferry	8,757	350,630
TrueBlue, Inc.(1)	3,680	70,288
		728,301
Real Estate Management and Development — 0.2%
Marcus & Millichap, Inc.(1)	52	1,864
RE/MAX Holdings, Inc., Class A	3,675	115,027
RMR Group, Inc. (The), Class A	2,641	97,823
		214,714
Road and Rail — 2.3%
ArcBest Corp.	5,138	215,334
Covenant Logistics Group, Inc., Class A(1)	2,198	40,641
Marten Transport Ltd.	11,233	198,038
PAM Transportation Services, Inc.(1)	50	2,305
Ryder System, Inc.	10,401	615,947
Saia, Inc.(1)	4,849	846,344
Schneider National, Inc., Class B	1,680	35,112
US Xpress Enterprises, Inc., Class A(1)	5,048	37,860
USA Truck, Inc.(1)	137	1,214
Werner Enterprises, Inc.	10,163	406,418
		2,399,213
Semiconductors and Semiconductor Equipment — 1.1%
Alpha & Omega Semiconductor Ltd.(1)	3,213	79,811
Amkor Technology, Inc.(1)	14,496	213,671
Amtech Systems, Inc.(1)	202	1,246
AXT, Inc.(1)	331	3,227
Cohu, Inc.	6,435	182,690
Diodes, Inc.(1)	412	27,999
MagnaChip Semiconductor Corp.(1)	6,175	86,697
NeoPhotonics Corp.(1)	4,078	32,869
Photronics, Inc.(1)	10,798	125,149
SMART Global Holdings, Inc.(1)	2,667	81,850

Synaptics, Inc.(1)	619	48,140
Ultra Clean Holdings, Inc.(1)	8,727	276,122
		1,159,471
Software — 0.1%
VirnetX Holding Corp.(2)	11,240	60,921
Specialty Retail — 7.6%
Abercrombie & Fitch Co., Class A	11,954	247,926
American Eagle Outfitters, Inc.	27,948	502,785
Asbury Automotive Group, Inc.(1)	3,415	385,110
AutoNation, Inc.(1)	11,121	681,606
Barnes & Noble Education, Inc.(1)	673	2,443
Bed Bath & Beyond, Inc.	17,549	367,827
Buckle, Inc. (The)	5,272	141,395
Build-A-Bear Workshop, Inc.(1)	638	2,609
Caleres, Inc.	3,811	44,855
Children's Place, Inc. (The)	1,384	59,484
Citi Trends, Inc.	2,154	72,999
Conn's, Inc.(1)	2,522	27,956
Dick's Sporting Goods, Inc.	7,201	409,089
Foot Locker, Inc.	20,523	767,560
GameStop Corp., Class A(1)(2)	12,181	201,717
Gap, Inc. (The)	23,706	496,878
Group 1 Automotive, Inc.	638	75,801
Guess?, Inc.	4,763	79,971
Haverty Furniture Cos., Inc.	3,154	85,852
Hibbett Sports, Inc.(1)	3,417	140,644
Hudson Ltd., Class A(1)(2)	3,963	30,475
Lithia Motors, Inc., Class A	2,829	818,430
Lumber Liquidators Holdings, Inc.(1)	3,510	101,369
MarineMax, Inc.(1)	2,939	96,517
Murphy USA, Inc.	4,574	586,387
ODP Corp. (The)	6,820	195,529
Shoe Carnival, Inc.	1,673	61,182
Signet Jewelers Ltd.	12,945	392,104
Sonic Automotive, Inc., Class A	4,528	182,841
Sportsman's Warehouse Holdings, Inc.(1)	7,737	107,776
Tilly's, Inc., Class A	3,583	32,713
TravelCenters of America, Inc.(1)	2,915	94,854
Urban Outfitters, Inc.(1)	8,273	226,515
Zumiez, Inc.(1)	2,805	104,037
		7,825,236
Technology Hardware, Storage and Peripherals — 0.1%
Super Micro Computer, Inc.(1)	4,972	140,260
Textiles, Apparel and Luxury Goods — 1.9%
Capri Holdings Ltd.(1)	14,062	497,514
Carter's, Inc.	3,520	313,245
Crown Crafts, Inc.	151	1,167
Culp, Inc.	117	1,675
Fossil Group, Inc.(1)	4,100	43,460
G-III Apparel Group Ltd.(1)	6,476	131,916
Oxford Industries, Inc.	140	7,811
PVH Corp.	7,649	608,019
Rocky Brands, Inc.	1,088	31,552
Steven Madden Ltd.	8,409	264,631
Superior Group of Cos., Inc.	233	5,065

Wolverine World Wide, Inc.	2,908	83,925
		1,989,980
Thrifts and Mortgage Finance — 5.2%
Axos Financial, Inc.(1)	9,412	315,302
Bridgewater Bancshares, Inc.(1)	3,124	36,769
Essent Group Ltd.	10,352	454,039
Federal Agricultural Mortgage Corp., Class C	1,518	102,769
Flagstar Bancorp, Inc.	9,468	331,759
FS Bancorp, Inc.	490	26,215
Greene County Bancorp, Inc.	134	3,378
Hingham Institution For Savings (The)	203	44,481
Home Bancorp, Inc.	904	25,357
HomeStreet, Inc.	3,910	126,489
Luther Burbank Corp.	515	5,062
Merchants Bancorp	2,641	70,356
Meridian Bancorp, Inc.	5,833	79,591
Meta Financial Group, Inc.	6,153	203,664
MGIC Investment Corp.	55,836	667,799
Mr. Cooper Group, Inc.(1)	15,009	400,140
NMI Holdings, Inc., Class A(1)	14,921	326,919
OP Bancorp	1,343	9,804
PennyMac Financial Services, Inc.	9,829	566,544
Pioneer Bancorp, Inc.(1)	1,205	12,556
Provident Financial Services, Inc.	444	6,957
Radian Group, Inc.	30,282	571,724
Riverview Bancorp, Inc.	2,994	15,808
Severn Bancorp, Inc.	129	888
Southern Missouri Bancorp, Inc.	1,003	30,301
Sterling Bancorp, Inc.	586	2,291
Territorial Bancorp, Inc.	99	2,209
Timberland Bancorp, Inc.	963	22,948
TrustCo Bank Corp. NY	9,895	60,063
Walker & Dunlop, Inc.	5,771	461,738
Waterstone Financial, Inc.	2,784	48,901
WSFS Financial Corp.	6,917	263,745
		5,296,566
Trading Companies and Distributors — 3.5%
Air Lease Corp.	19,952	729,645
BMC Stock Holdings, Inc.(1)	11,347	555,322
CAI International, Inc.	3,003	95,045
GATX Corp.	6,738	537,423
H&E Equipment Services, Inc.	3,571	95,988
Herc Holdings, Inc.(1)	5,433	311,202
MRC Global, Inc.(1)	7,614	44,009
NOW, Inc.(1)	20,736	115,707
Rush Enterprises, Inc., Class A	8,257	316,491
Rush Enterprises, Inc., Class B	534	18,151
Systemax, Inc.	2,247	69,140
Textainer Group Holdings Ltd.(1)	9,357	172,356
Titan Machinery, Inc.(1)	624	11,400
Triton International Ltd.	10,625	480,888
Veritiv Corp.(1)	3,856	71,644
Willis Lease Finance Corp.(1)	215	6,925
		3,631,336

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,840	59,524
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co.	4,882	216,956
Telephone and Data Systems, Inc.	16,794	318,750
United States Cellular Corp.(1)	2,845	89,191
		624,897
TOTAL COMMON STOCKS (Cost $73,308,874)		100,923,874
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,361,543)	2,361,543	2,361,543
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $501,838)	501,838	501,838
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $76,172,255)		103,787,255
OTHER ASSETS AND LIABILITIES — (1.0)%		(1,062,450)
TOTAL NET ASSETS — 100.0%		$102,724,805

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	12	December 2020	$1,092,060	$88,100
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,755,421. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,834,848, which includes securities collateral of $1,333,010.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.